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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manage Filing this Report:

Name:    Bentley Capital Management, LLC
Address: 520 Madison Avenue
         New York, New York  10022


Form 13F File Number: 028-3093

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gerald Levine
Title:   CEO
Phone:   (212) 583-8880

Signature, Place, and Date of Signing:


          /s/ Gerald Levine       New York, New York    8/9/00
              [Signature]           [City, State]        [Date]




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Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            80

Form 13F Information Table Value Total:      $282,503
                                            thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]



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

                   Bentley Capital Management
                   Form 13F INFORMATION TABLE
                          June 30, 2000

         COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7             COLUMN 8
-----------------------      --------------   --------  -------- ----------------- --------  --------     ------------------------
      NAME OF ISSUER         TITLE OF CLASS     CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC    OTHER     SOLE      SHARED     NONE
                                                         (X000)                              MANAGERS
-----------------------      --------------   --------- -------- -------- -------- --------  --------   -----     ------    -----
ACI TELECENTRICS INC         COMMON              981100     80     40000  SH       SOLE      None        40000
AT&T CORP                    COM LIB GRP A      1957208   5432    224000  SH       SOLE      None       224000
ACE COMM CORP                COMMON             4404109    666    125400  SH       SOLE      None       125400
ACETO CORP                   COMMON             4446100    110     10000  SH       SOLE      None        10000
ALKERMES INC                 COMMON           01642T108   4477     95000  SH       SOLE      None        95000
ALYSIS TECHNOLOGIES INC      COMMON           02261D101    694    220000  SH       SOLE      None       220000
AMERICAN SUPERCONDUCTOR      COMMON            30111108   6031    125000  SH       SOLE      None       125000
ANADARKO PETE CORP           COMMON            32511107   2466     50000  SH       SOLE      None        50000
ANIXTER INTL INC             COMMON            35290105   3617    136500  SH       SOLE      None       136500
APACHE CORP                  COMMON            37411105   4705     80000  SH       SOLE      None        80000
ARGUSS COMMUNICATIONS IN     COMMON            40282105    944     50000  SH       SOLE      None        50000
AURORA BIOSCIENCES CORP      COMMON            51920106   3559     52200  SH       SOLE      None        52200
AZTEC MFG CO                 COMMON            54825104   1120     68900  SH       SOLE      None        68900
BELL MICROPRODUCTS INC       COMMON            78137106   1240     67500  SH       SOLE      None        67500
BRADLEES INC                 COM NEW          104499207    348     61900  SH       SOLE      None        61900
C&D TECHNOLOGIES INC         COMMON           124661109    565     10000  SH       SOLE      None        10000
CELL GENESYS INC             COMMON           150921104   3251    116100  SH       SOLE      None       116100
CONCURRENT COMPUTER CORP     COMMON           206710204   3222    245500  SH       SOLE      None       245500
CROMPTON CORP                COMMON           227116100   6763    552066  SH       SOLE      None       552066
CUBIST PHARMACEUTICALS I     COMMON           229678107   8771    178100  SH       SOLE      None       178100
CYPRESS SEMICONDUCTOR CO     COMMON           232806109   4225    100000  SH       SOLE      None       100000
CYTOGEN CORP                 COMMON           232824102    304     30000  SH       SOLE      None        30000
DATUM INC                    COMMON           238208102    339     15000  SH       SOLE      None        15000
DIODES INC                   COMMON           254543101   6701    156300  SH       SOLE      None       156300
EOG RES INC                  COMMON           26875P101   3685    110000  SH       SOLE      None       110000
EATON VANCE CORP             COM NON VTG      278265103   1619     35000  SH       SOLE      None        35000
EMCORE CORP                  COMMON           290846104  35028    291900  SH       SOLE      None       291900
ENZON INC                    COMMON           293904108    361      8500  SH       SOLE      None         8500
EPIMMUNE INC                 COMMON           29425Y101    383     60000  SH       SOLE      None        60000
FINISAR                      COMMON           31787A101   1309     50000  SH       SOLE      None        50000
FUELCELL ENERGY INC          COMMON           35952H106   1105     16000  SH       SOLE      None        16000
GENESEE & WYO INC            CL A             371559105    369     22000  SH       SOLE      None        22000
GIGA TRONICS INC             COMMON           375175106    181     19000  SH       SOLE      None        19000
GLOBECOMM SYSTEMS INC        COMMON           37956X103   1272     92500  SH       SOLE      None        92500
GLOBIX CORP                  COMMON           37957F101   5097    173900  SH       SOLE      None       173900
GOLDEN STAR RES LTD CDA      COMMON           38119T104      9     10000  SH       SOLE      None        10000
HATHAWAY CORP                COMMON           419011101    317     58900  SH       SOLE      None        58900
IBIS TECHNOLOGY CORP         COMMON           450909106  27374    453400  SH       SOLE      None       453400




IMCLONE SYS INC              COMMON           45245W109   3975     52000  SH       SOLE      None        52000
IMPCO TECHNOLOGIES INC       COMMON           45255W106   1928     45500  SH       SOLE      None        45500
INAMED CORP                  COMMON           453235103   7153    195300  SH       SOLE      None       195300
INTERLIANT INC               COMMON           458742103   1732     74300  SH       SOLE      None        74300
INTRANET SOLUTIONS INC       COM NEW          460939309   2256     58800  SH       SOLE      None        58800
INTERTAN INC                 COMMON           461120107   2569    218650  SH       SOLE      None       218650
IVAX CORP                    COMMON           465823102   2295     55300  SH       SOLE      None        55300
JLG INDS INC                 COMMON           466210101    475     40000  SH       SOLE      None        40000
KEMET CORP                   COMMON           488360108    251     10000  SH       SOLE      None        10000
KULICKE & SOFFA INDS INC     COMMON           501242101  14862    250300  SH       SOLE      None       250300
LAMSON & SESSIONS CO         COMMON           513696104   1761    115000  SH       SOLE      None       115000
MACROMEDIA INC               COMMON           556100105   7542     78000  SH       SOLE      None        78000
MENTOR GRAPHICS CORP         COMMON           587200106    398     20000  SH       SOLE      None        20000
MICRON TECHNOLOGY INC        COMMON           595112103   8454     96000  SH       SOLE      None        96000
MUELLER INDS INC             COMMON           624756102   4936    176300  SH       SOLE      None       176300
NATIONAL INFO CONSORTIUM     COMMON           636491102   5136    451500  SH       SOLE      None       451500
NOVEN PHARMACEUTICALS IN     COMMON           670009109    301     10000  SH       SOLE      None        10000
OAK TECHNOLOGY INC           COMMON           671802106   2182    101200  SH       SOLE      None       101200
ONTRACK DATA INTL INC        COMMON           683372106    469     60000  SH       SOLE      None        60000
POLARIS INDS INC             COMMON           731068102   3366    105200  SH       SOLE      None       105200
PRIMACOM AG                  DEPOSITORY RECEI 74154N108   1496     63000  SH       SOLE      None        63000
PROMATEK INDS LTD            COMMON           74341P107     30     12600  SH       SOLE      None        12600
RAINBOW TECHNOLOGIES INC     COMMON           750862104   9200    189200  SH       SOLE      None       189200
RAMTRON INTL CORP            COM NEW          751907304    981     50000  SH       SOLE      None        50000
RITE AID CORP                COMMON           767754104   1673    255000  SH       SOLE      None       255000
SBE INC                      COM NEW          783873201    415     20000  SH       SOLE      None        20000
SEACOR SMIT INC              COMMON           811904101    203      5250  SH       SOLE      None         5250
SEQUENOM INC                 COMMON           817337108   2859     63000  SH       SOLE      None        63000
SOUTHWALL TECHNOLOGIES I     COMMON           844909101   1449    132500  SH       SOLE      None       132500
TTR TECHNOLOGIES INC RST     COMMON           87305T998   1378    279000  SH       SOLE      None       279000
TRENWICK GROUP INC           COMMON           895290104   1456    100000  SH       SOLE      None       100000
TYCO INTL LTD NEW            COMMON           902124106   1042     22000  SH       SOLE      None        22000
UNIFY CORP                   COMMON           904743101    171     20000  SH       SOLE      None        20000
UNIROYAL TECHNOLOGY CORP     COMMON           909163107   1659    150000  SH       SOLE      None       150000
UNITEDGLOBALCOM              CL A             913247508   1169     25000  SH       SOLE      None        25000
VICOR CORP                   COMMON           925815102    975     28000  SH       SOLE      None        28000
VORNADO RLTY TR              SH BEN INT       929042109    487     14000  SH       SOLE      None        14000
WOLVERINE WORLD WIDE INC     COMMON           978097103   2692    272600  SH       SOLE      None       272600
GEMSTAR INTL GROUP LTD       ORD              G3788V106  29043    472600  SH       SOLE      None       472600
XOMA LTD                     ORD              G9825R107   1937    452500  SH       SOLE      None       452500
TARO PHARMACEUTICAL INDS     ORD              M8737E108    764     65000  SH       SOLE      None        65000
TEEKAY SHIPPING MARSHALL     COMMON           Y8564W103   1644     50000  SH       SOLE      None        50000
                                              Total:    282503










00679001.AO1


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